A Portfolio of

                        Franklin Mutual Series Fund Inc.

                                     [Logo]

This report and the financial statements contained herein are submitted for the general information of the shareholders of Mutual Shares Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

                                     MUTUAL
                                     SHARES
                                      FUND

                                     [Logo]

                                     ANNUAL
                                     REPORT

                                December 31, 1996

                                     [Logo]

                          Mutual Shares Fund -- Class Z
                               Yearly Performance
                                  Total Return*
1950 ...........................................................        28.25%
1951 ...........................................................        27.91%
1952 ...........................................................        16.45%
1953 ...........................................................        -3.89%
1954 ...........................................................        28.10%
1955 ...........................................................        11.49%
1956 ...........................................................        11.23%
1957 ...........................................................       -15.46%
1958 ...........................................................        34.50%
1959 ...........................................................         6.60%
1960 ...........................................................         6.22%
1961 ...........................................................        22.56%
1962 ...........................................................        -1.42%
1963 ...........................................................        20.61%
1964 ...........................................................        10.45%
1965 ...........................................................        20.93%
1966 ...........................................................         2.03%
1967 ...........................................................        32.22%
1968 ...........................................................        39.97%
1969 ...........................................................       -19.21%
1970 ...........................................................        -8.98%
1971 ...........................................................        22.28%
1972 ...........................................................          .53%
1973 ...........................................................        -8.11%
1974 ...........................................................         8.16%
1975 ...........................................................        34.12%
1976 ...........................................................        55.21%
1977 ...........................................................        15.61%
1978 ...........................................................        18.11%
1979 ...........................................................        42.69%
1980 ...........................................................        19.38%
1981 ...........................................................         8.93%
1982 ...........................................................        12.87%
1983 ...........................................................        36.64%
1984 ...........................................................        14.47%
1985 ...........................................................        26.73%
1986 ...........................................................        16.99%
1987 ...........................................................         6.34%
1988 ...........................................................        30.69%
1989 ...........................................................        14.93%
1990 ...........................................................        -9.82%
1991 ...........................................................        20.99%
1992 ...........................................................        21.33%
1993 ...........................................................        21.00%
1994 ...........................................................         4.53%
1995 ...........................................................        29.11%
1996 ...........................................................        20.76%
                                                                         *****
--------------------------------------------------------------------------------
             Comparison of Changes in Value of $10,000 Investment in
                               Mutual Shares Fund
          to the S&P 500 and The Lipper Growth and Income Funds Average
--------------------------------------------------------------------------------

------------------------------------------
                 CLASS Z
       AVERAGE ANNUAL TOTAL RETURN*
------------------------------------------
     1 Year        5 Year         10 Year
------------------------------------------
     20.76%        19.06%         15.35%
------------------------------------------

 [The following table was represented as a line graph in the printed material.]

                                                Lipper
                                                Growth
                            Mutual              & Income
                            Shares              Funds
                            Class Z   S&P 500   Average
                            -------   -------   -------

          '86 .............  10000     10000     10000
          '87 .............  10634     10494     10191
          '88 .............  13898     12231     11819
          '89 .............  15972     16101     14621
          '90 .............  14404     15602     13991
          '91 .............  17427     20344     18070
          '92 .............  21145     21891     19677
          '93 .............  25585     24092     21967
          '94 .............  26743     24408     21760
          '95 .............  34526     33568     28465
          '96 .............  41692     41275     34377
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Aggregate Total Returns** Since November 1, 1996

Mutual Shares -- Class I..... 2.10%      Mutual Shares -- Class II.......  5.76%

* Total Return includes changes in share price and reinvestment of dividends and capital gain distributions.
** As of November 1, 1996, the fund began offering Class I and Class II shares, which include sales charges and 12b-1 fees. Aggregate total return for Class I and II measures the change in value of an investment since inception and includes the maximum initial sales charges. Aggregate Total Return calculations assume reinvestment of dividends and capital gains at net asset value. Since the shares have existed for less than one year, average annual total returns are not provided.
--------------------------------------------------------------------------------

                        FRANKLIN MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078

                                                               February 18, 1997

TO THE SHAREHOLDERS OF MUTUAL SHARES FUND:

      Nineteen ninety-six was a year in which almost everything went right in the equity markets. With the exception of a couple of short-lived "corrections," the markets, continuing the strong upward 1995 trend, moved inexorably to record levels. During the year, Mutual Shares Fund appreciated 20.76% with cash balances averaging about 21% of total net assets.

      As value investors, our primary mission is to buy securities at significant discounts to asset value. When you consider that since the beginning of 1995 the Standard & Poor's(R) 500 stock index has appreciated more than 65%, you might ask -- how can a value investor continue to "find value" in a market that has seen such a dramatic move over such a short period? Or, put another way, were markets extremely cheap two years ago or are they extremely expensive now?

      The answer to these types of questions lies in understanding how we operate our business on a daily basis. We focus on individual stocks, not on macroeconomic variables or overall market movements. Our experience demonstrates that "cheap stock" opportunities exist even as many securities may be priced at expensive levels. Most people like to invest in companies that are performing well and have stocks that performed well. We tend to focus on the laggards, the underperformers whose share price performance has been poor, or companies beset by negative news such as earnings disappointments or adverse legal judgments. The extension of our value investing approach to mergers and acquisitions as well as to distressed securities further removes us from the equivalent of owning a market index.

      Although the equity markets are significantly higher than they were two years ago, valuations of specific companies are not necessarily out of line with our investment parameters. While some companies simply have not participated in the upward movement, others are operating much better than they had been previously and have attractive valuations. Furthermore, the models for emphasizing returns to shareholders through mechanisms such as restructurings, spinoffs and stock buybacks are well documented. We direct our attention to situations where these opportunities have not been fully exploited. The Funds have also expanded their geographic breadth, focusing more on Europe as valuations became more compelling there; the performance of the "European portfolio" within the Funds was a significant contributor to the overall performance of the Funds this year.

      As we look forward, we continue to find a number of new situations that provide compelling value. Of particular interest to us is that they are familiar names and very large companies, such as General Motors and Olin Corporation. Equity valuations in Europe also continue to be attractive relative to the U.S. market, as many companies are recognizing the need to compete globally in terms of shareholder returns as well as for customers.

      This year will also be our first full year as part of the Franklin Templeton family and we are happy to say that this partnership is proceeding as we had hoped. The investment process here continues to operate autonomously. At the same time, we are integrating our shareholder services with those of the Franklin Templeton family to respond to shareholder needs. We would like to thank the senior management of Franklin Templeton for their help in this process and their commitment to ensuring that the qualities that have made our Funds special will be perpetuated.

                                        Sincerely,


                                             MICHAEL F. PRICE, President

                               MUTUAL SHARES FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996

                                                         Number         Value
                                                       of Shares       (Note A)
                                                      -----------    -----------
COMMON STOCKS & OTHER EQUITY INTERESTS (74.44%)
   Aerospace (2.46%)
       General Motors Corp., Class H .............       234,900     $13,213,125
     * Hexcel Corp. ..............................     1,721,098      25,171,041
     * Litton Industries, Inc. ...................     1,038,100      49,439,514
       Lockheed Martin Corp. .....................       175,418      16,050,747
     * Loral Space & Communications ..............       888,800      16,331,700
       McDonnell Douglas Corp. ...................       660,600      42,278,400
                                                                    ------------
                                                                     162,484,527
                                                                    ------------
    Banking (5.85%)
         Astoria Financial Corp...................        72,700       2,680,813
         Barclays PLC.............................       290,000       4,977,900
         Bay View Capital Corp....................       132,400       5,610,450
       * Cal Fed Bancorp Inc......................       141,000       3,454,500
         Chase Manhattan Corp.....................     3,997,188     356,749,029
         Den Norske Bank ASA......................     1,430,500       5,495,022
         Standard Federal Bancorporation..........       122,000       6,938,750
                                                                    ------------
                                                                     385,906,464
                                                                    ------------
    Chemicals (1.43%)
         BASF AG..................................       274,500      10,553,575
         DSM NV...................................       109,000      10,757,950
         Eastman Chemical Co., Inc................       173,500       9,585,875
         Olin Corp................................     1,245,000      46,843,125
         Rohm & Haas Co...........................       202,200      16,504,575
                                                                    ------------
                                                                      94,245,100
                                                                    ------------
    Communications (4.50%)
       * 360 Communications Company...............       686,666      15,879,151
         AT&T Corp................................     2,936,600     127,742,100
       * Associated Group Inc., Class A...........        14,525         446,644
       * Associated Group Inc., Class B...........       117,625       3,499,344
         MCI Communications Corp..................     2,024,900      66,188,919
         Sprint Corp..............................       590,000      23,526,250
         Telephone & Data Systems, Inc............     1,623,400      58,848,250
                                                                    ------------
                                                                     296,130,658
                                                                    ------------
    Computers and Electronic Equipment (1.07%)
       * Imation Corp.............................       750,900      21,119,063
         Xerox Corp...............................       943,800      49,667,475
                                                                    ------------
                                                                      70,786,538
                                                                    ------------
    Conglomerates (8.56%)
         Alexander & Baldwin, Inc.................       273,000       6,825,000
       * American Standard Companies Inc..........       543,100      20,773,575
         BTR PLC..................................     9,960,282      48,458,562
       * Berkshire Hathaway Inc., Class A.........         1,025      34,952,500
         Harcourt General, Inc....................       159,100       7,338,488
         Incentive AB, A Shares...................       529,200      38,410,522
         Investor AB, A Shares....................     1,770,400      79,176,521
         Investor AB, B Shares....................     4,543,500     200,864,425
         Lagardere S.C.A..........................       977,000      26,832,170
         Philips Electronics NV...................       914,900      36,596,000
         Philips Electronics NV, ADR..............       130,000       5,270,779
         Viad Corp................................     3,583,100      59,121,150
                                                                    ------------
                                                                     564,619,692
                                                                    ------------
    Construction (0.51%)
         Lone Star Industries, Inc................        63,095       2,326,628
         Martin Marietta Materials Inc............       408,515       9,497,974
         Noland Co................................       134,475       3,076,116
       * Schuller Corp............................     1,339,535      14,232,559
       * USG Corp.................................       136,300       4,617,163
                                                                    ------------
                                                                      33,750,440
                                                                    ------------
    Consumer Products & Services (8.10%)
         American Brands, Inc.....................       474,300      23,537,138
         B.A.T Industries PLC.....................     4,230,000      35,144,928
       * Bulova Corp..............................        37,900         236,875
         Corning Inc..............................     1,004,000      46,435,000
         Dial Corp................................     3,583,100      52,850,725
     (A) Fab Industries, Inc......................       331,100       9,105,250
       * KinderCare Learning Centers, Inc.........       360,526       6,759,863
       * Loewen Group Inc.........................       211,100       8,259,288
         Philip Morris Companies, Inc.............        61,900       6,971,488
       * Ranger Industries, Inc...................        76,839          21,515
         RJR Nabisco Holdings Corp................     2,450,679      83,323,086
 (A)(R)* Sunbeam Corp.............................    11,260,174     246,457,058
       * U. S. Industries, Inc....................       428,900      14,743,438
                                                                    ------------
                                                                     533,845,652
                                                                    ------------
    Entertainment & Media (4.32%)
       * BHC Communications, Inc..................       302,817      30,698,073
       * Chris Craft Industries, Inc..............       204,417       8,559,962
         Comcast Corp., Class A...................       105,500       1,859,438
         Comcast Corp., Class A, Special
           Non-Voting.............................     2,095,119      37,319,307
         Todd A. O. Corp., Class A................       332,723       3,410,411
       * U S West, Inc., Media Group..............    10,986,673     203,253,451
                                                                    ------------
                                                                     285,100,642
                                                                    ------------

                                                         Number         Value
                                                       of Shares       (Note A)
                                                      -----------    -----------
Financial Services (5.51%)
         Bear Stearns Companies, Inc..............       549,231      15,309,814
         Beneficial Corp..........................        89,000       5,640,375
         California Financial Holding Corp........        56,620       1,634,903
         Capital One Financial Corp...............       269,100       9,687,600
         Dean Witter, Discover & Co. .............     1,932,000     127,995,000
         Finova Group Inc.........................     1,020,100      65,541,425
         First USA, Inc...........................       501,600      17,367,900
     (A) Fund American Enterprises Holdings, Inc..       657,782      62,982,627
         Lehman Brothers Holdings Inc.............     1,112,200      34,895,275
         Mercury Finance Company..................     1,813,100      22,210,475
                                                                    ------------
                                                                     363,265,394
                                                                    ------------
Food & Beverages (3.00%)
         Brown-Forman Corp., Class B..............       354,700      16,227,525
         Cadbury Schweppes PLC....................     1,993,223      16,816,773
       * FoodBrands America, Inc..................       271,379       3,731,461
     (A) Genesee Corp., Class A...................        15,911         672,240
     (A) Genesee Corp., Class B...................       103,550       4,374,988
         Grand Metropolitan PLC...................       490,000       3,861,308
         Heineken Holding NV......................       110,493      17,279,531
         Hormel Foods Corp........................       232,800       6,285,600
         Nabisco Holdings Corp., Class A..........       411,600      16,000,950
     (A) Seaboard Corp............................        76,450      20,335,700
         Seagrams Company, Ltd....................       432,300      16,751,625
     (A) Van Melle NV.............................       916,266      75,360,424
                                                                    ------------
                                                                     197,698,125
                                                                    ------------
Health Care (7.31%)
         Apria Healthcare Group Inc...............        82,700       1,550,625
       * Beverly Enterprises, Inc.................     3,254,400      41,493,600
         Cognizant Corp...........................     1,494,900      49,331,700
    (A)* FHP International Corp...................     2,143,300      79,570,013
         Foundation Health Corp...................     1,531,300      48,618,775
    (A)* Health Systems International Inc.........     1,526,400      37,778,400
       * Horizon/CMS Healthcare Corp..............     1,780,900      22,483,863
         Imation Corp.............................       750,900      21,119,063
    (R)* Kendall International, Inc., Residual
          Ownership Certificates .................           379           5,859
       * Laboratory Corp. of America, Warrants....       360,015          33,751
       * Mid Atlantic Medical Services, Inc.......     2,180,100      29,158,838
         Novartis AG..............................         2,986       3,417,671
         Novartis AG, Registered..................        21,026      24,081,328
       * Perrigo Co...............................       955,700       8,720,763
       * Tenet HealthCare Corp....................     3,824,100      83,652,188
         United HealthCare Corp...................       699,800      31,491,000
                                                                    ------------
                                                                     482,507,437
                                                                    ------------
Industrial (1.50%)
         Crown Cork & Seal, Inc...................       405,046      22,024,376
         Federal Mogul Corp.......................       392,100       8,626,200
         Greif Brothers Corp......................       182,800       5,164,100
         ITT Industries Inc.......................       453,200      11,103,400
         Lagardere SCA............................       977,000      26,832,170
 (A)(R)* Lancer Industries, Inc., Class B.........             3          43,591
         Lucas Varity PLC.........................     3,421,590      13,041,830
         New Holland NV...........................       311,200       6,496,300
         Owens-Illinois Inc.......................       243,400       5,537,350
       * PXL Holdings Corp........................            21          15,372
                                                                    ------------
                                                                      98,884,689
                                                                    ------------
Insurance (4.71%)
       * 20th Century Industries..................       261,100       4,406,063
       * Alleghany Corp...........................       196,002      41,552,424
         Allmerica Property & Casualty
          Companies, Inc. .......................        994,000      30,192,750
         AON Corp.................................        36,400       2,261,350
         Argonaut Group, Inc......................       274,600       8,443,950
         Enhance Financial Services Group, Inc....       365,600      13,344,400
         Financial Security Assurance Holdings Ltd.      474,500      15,599,188
         General RE Corp..........................       109,876      17,332,939
         Home Beneficial Corp., Class B...........       465,200      17,619,450
         ITT Hartford Group, Inc..................       503,000      21,817,625
         Kansas City Life Insurance Co............        78,300       4,972,050
         Old Republic International Corp..........     1,554,480      41,582,340
         Provident Companies, Inc.................       440,700      21,318,863
         Providian Corp...........................       328,984      16,901,553
         SAFECO Corp..............................       267,000      10,529,813
         Selective Insurance Group, Inc...........       386,854      14,700,452
         The Paul Revere Corp.....................       254,800       9,491,300
         Torchmark Inc............................       180,400       9,110,200
         Unitrin, Inc.............................       168,300       9,382,725
                                                                    ------------
                                                                     310,559,435
                                                                    ------------
Metals (0.61%)
       * Bayou Steel Corp.........................       195,600         513,450
         Commercial Metals Co.....................       374,812      11,291,212
         Cyprus Amax Minerals Co..................       204,200       4,773,175
         Inco Ltd.................................       133,463       4,263,449
         Inco Ltd., Class VBN Shares..............       110,500       2,682,724
    (A)* Kreisler Manufacturing Corp..............        54,470         241,711
         LTV Corp.................................       421,700       5,007,688
         Pitt Des Moines, Inc.....................        75,500       3,142,688
         Reynolds Metals Co.......................       142,600       8,039,075
                                                                    ------------
                                                                      39,955,172
                                                                    ------------

                                                         Number         Value
                                                       of Shares       (Note A)
                                                      -----------    -----------
Natural Resources (2.32%)
         Amerada Hess Corp........................       337,800      19,550,175
         Ashland Inc..............................       289,700      12,710,588
         Bowater Inc. ............................        12,400         466,550
       * Crown Central Petroleum Corp., Class A...        90,100       1,114,988
       * Crown Central Petroleum Corp., Class B...           700           8,400
         Imperial Oil Ltd.........................       810,400      38,088,800
         Royal Dutch Petroleum Co.................       221,000      37,735,750
         Saga Petroleum A/S, A Shares.............     1,042,000      17,481,029
         Shell Transport & Trading Co.............     1,100,000      19,013,602
         Societe Elf Aquitane SA..................        28,700       2,614,274
         Temple Inland Inc........................        83,500       4,519,438
                                                                    ------------
                                                                     153,303,594
                                                                    ------------
Printing & Publishing (2.94%)
         Daily Mail & General Trust PLC, Class A..     1,284,500      28,980,137
         Daily Mail & General Trust PLC, Ordinary.        65,000       1,592,318
         Dun & Bradstreet Corp....................     1,600,400      38,009,500
         Houghton Mifflin Co......................       375,100      21,240,038
         Knight-Ridder, Inc.......................       447,800      17,128,350
         Scripps (E.W.) Co., Class A..............       773,400      27,069,000
         United News & Media PLC..................     5,033,517      60,101,438
                                                                    ------------
                                                                     194,120,781
                                                                    ------------
Real Estate (2.38%)
       * Al-Zar Ltd...............................           284          99,400
    (A)* Alexander's Inc..........................       386,000      30,542,250
       * Cadillac Fairview Corp...................     2,648,216      38,672,790
       * Cadillac Fairview Corp., Warrants........       291,749       1,065,127
       * Castle & Cooke, Inc......................       112,933       1,792,811
 (A)(R)* MSCW Investors I, L.L.C..................    40,500,000      69,380,204
         St. Joe Paper Co.........................       237,275      15,422,875
                                                                    ------------
                                                                     156,975,457
                                                                    ------------
Retail (1.49%)
         American Stores Co.......................       536,000      21,909,000
         Delchamps Inc............................       131,100       2,540,063
         Dillard Department Stores Inc., Class A..       379,100      11,704,713
         Eckerd Corp..............................       219,040       7,009,280
       * Payless ShoeSource, Inc..................       461,300      17,298,750
       * Service Merchandise Co., Inc.............       913,600       3,882,800
       * Vons Companies Inc.......................       569,100      34,074,864
                                                                    ------------
                                                                      98,419,470
                                                                    ------------
Transportation (6.59%)
         Burlington Northern Santa Fe Corp........        79,800       6,892,725
         Caliber Systems Inc......................       376,800       7,253,400
         Canadian National Railway Co.............       745,400      28,325,200
         Canadian Pacific, Ltd....................       299,000       7,923,500
         Central Transport Rental Group, PLC......     1,356,000         220,680
         Central Transport Rental Group, ADR......     1,085,514         407,068
         Conrail Inc..............................       768,999      76,611,525
         Florida East Coast Industries, Inc.......       442,500      38,663,437
         General Motors Corp......................     1,777,800      99,112,350
         Helikopter Services Group ASA............       947,800      12,334,180
         Railtrack Group PLC, Partly-Paid.........     7,758,000      51,499,383
         Ryder Systems, Inc.......................     1,569,900      44,153,438
         Volvo AB, B Shares.......................     1,489,300      32,865,775
         XTRA Corp................................       658,400      28,558,100
                                                                    ------------
                                                                     434,820,761
                                                                    ------------
         TOTAL COMMON STOCK &
          OTHER EQUITY INTERESTS..................                 4,909,428,795
                                                                    ------------
PREFERRED STOCK (0.67%)
         Chevy Chase Preferred Capital Corp.,
          10.375% Pfd. A .........................        42,000       2,173,500
         Criimi Mae Inc., 10.875% Series B,
          Conv., Pfd. ............................        51,100       1,481,900
         Crown Cork & Seal Inc.,
          4.50% Conv. Pfd. .......................       120,119       6,246,188
       * Gentra Inc., Pfd. G......................       157,500       2,075,773
         Inco Ltd., 5.50% Series E,
          Conv. Pfd ..............................        16,822         870,539
    (R)* Interlake Corp., 9.00% Series A3
          Conv. Pfd. .............................         2,450       2,163,399
  (A)(R) Lancer Industries, Inc., Series C Pfd....       174,359      11,551,284
         RJR Nabisco Holdings Corp., Class C Pfd..     2,609,100      17,611,425
       * Wundies Industries Inc., 11.25% Cum. Pfd.        30,892          65,646
                                                                    ------------
                                                                      44,239,654
                                                                    ------------

                                                         Number
                                                       of Shares
                                                      or Principal      Value
                                                         Amount        (Note A)
                                                      -----------    -----------
CORPORATE BONDS AND NOTES: (0.76%)
         Cadillac Fairview Corp., 12.00%,
          7/31/05 .............................CAD         302,084   $   209,543
         Comcast Cellular Corp., 0%,
          3/05/00, Series A ......................       8,955,000     6,425,213
         Consorcio G Grupo Dina SA,
          0/12.00%, 11/15/02 .....................       5,900,000     4,897,000
         Consorcio G Grupo Dina SA,
          8.00%, 8/08/04 .........................       6,850,000     4,315,500
         FRD Acquisition Co., Series B,
          12.50%, 7/15/04 ........................       2,250,000     2,295,000
         Flagstar Companies Inc.,
          10.75%, 9/15/01. .......................       4,045,000     3,721,400
         Flagstar Companies Inc.,
          10.875%, 12/01/02 ......................         625,000       575,000
       * Gentra Inc., Series A, 7.50%,
          12/31/01.............................CAD       2,820,000     2,573,838
       * Gentra Inc., Series B, 7.50%,
          12/31/01 ............................CAD         429,024       328,922
         Georges Quick to Fix Foods Inc.,
          Series B, 11.50%, 12/01/06, 144A .......       2,500,000     2,587,500
         Inflo Systems Inc., 10.00%,
          1/01/07 ................................       3,500,000     2,467,500
         International Knife & Saw Inc.,
          11.375%, 11/15/06 ......................       2,450,000     2,535,750
         Olivetti International NV, 3.75%,
          12/31/99 ............................ITL  13,300,000,000     8,202,836
         Phonetel Technologies Inc., 12.00%,
          12/15/06 ...............................       2,075,000     2,147,625
         Specialty Foods Corp., Series B,
          11.25%, 8/15/03, Series B ..............       2,875,000     2,271,250
         Stone Container Financial Corp.,
          11.50%, 8/15/06, .......................       2,540,000     2,616,200
         Uniforet Inc., 11.125%,
          10/15/06, ..............................       2,255,000     2,108,425
                                                                    ------------
                                                                      50,278,502
                                                                    ------------
BONDS AND NOTES IN REORGANIZATIONS (1.01%)
       * Adams County C0, Industrial Dev.
          Auth., 9.00%, 11/01/96 .................      16,729,000       836,450
       * Ames Department Stores, Inc.,
          Trade Claims ...........................      10,578,487        79,339
       * Dow Corning Corp.,
          Bank Debt............................JPY     600,000,000     4,921,855
       * Dow Corning Corp., Bank Debt #1..........       7,500,000     8,212,500

                                                       Principal        Value
                                                         Amount        (Note A)
                                                      -----------    -----------
       * Dow Corning Corp., Bank Debt #2..........    $  1,391,595   $ 1,523,796
       * Dow Corning Corp., Bank Debt #3..........       2,738,952     2,999,152
       * Dow Corning Corp., 9.50%, 8/10/95........       1,250,000     1,375,000
       * Dow Corning Corp., 9.375%, 2/01/08.......       1,300,000     1,423,500
       * Dow Corning Corp., 8.15%, 10/15/29.......       5,280,000     5,649,600
       * El Paso TX Housing Finance Corp.,
          8.88%, 10/15/96 ........................       9,355,000       491,138
       * Eurotunnel Finance Limited, Bank
          Debt, Tranche D......................BEF     490,000,000     6,023,166
       * Eurotunnel Finance Limited,
          Bank Debt, Tranche D1................BEF      73,000,000       897,329
       * Eurotunnel Finance Limited,
          Bank Debt, Tranche E.................ECU         600,000       293,763
       * Eurotunnel Finance Limited,
          Bank Debt, Tranche E.................FRF      75,500,000     5,678,881
       * Eurotunnel Finance Limited,
          Bank Debt, Tranche E1................FRF      23,835,020     1,792,798
       * Eurotunnel Finance Limited,
          Bank Debt, Tranche J.................GBP       2,924,547     1,953,906
       * Louisiana Agriculture Finance
          Authority, 8.25%, 10/01/96 .............       3,450,000       181,125
       * Louisiana Agriculture Finance
          Authority, 8.80%, 10/01/96 .............         775,000        40,687
       * Louisiana Housing Finance
          Authority, 8.61%, 8/01/96 ..............      11,530,000       576,500
       * Memphis TN Health Facilities,
          8.68%, 9/15/96 .........................       7,110,000       373,275
       * Metallurg Inc., Bank Claim...............       8,635,849     5,440,585
       * Metallurg Inc., Bank Claim #2............       5,780,806     2,904,855
       * Metallurg Inc., Trade Claim..............       1,610,968       451,071
       * Mobilemedia Corp., Bank Claim............       2,680,212     2,197,774
       * Mobilemedia Corp., Bank Debt.............       4,144,000     3,315,200
       * Southeast Banking Corp., 0%, 12/16/96....         230,000       133,400
       * Southeast Banking Corp., 4.75%, 10/15/97.       3,317,000     2,156,050
       * Southeast Banking Corp., 0%, 11/06/97....       1,250,000       725,000
       * Southeast Banking Corp., 6.50%, 3/15/99..         500,000       290,000
       * Southeast Banking Corp., 10.50%, 4/11/01.       5,300,000     3,074,000

                                                         Number
                                                       of Shares
                                                      or Principal      Value
                                                         Amount        (Note A)
                                                      -----------    -----------
       * Southeast Texas Housing Finance
          Corp., 8.60%, 9/01/96 ..................    $    200,000   $    11,000
       * Tiphook Finance Corp.,
          Lease Claim .........................GBP         235,146       382,685
                                                                    ------------
                                                                      66,405,380
                                                                    ------------
COMPANIES IN LIQUIDATION (0.10%)
    (A)* Aerospace Creditors Liquidating
          Trust, Certificates of
          Beneficial Interest.....................         279,703     1,013,923
       * Americana Hotels & Realty Corp...........         325,300       365,963
    (A)* City Investing Co., Liquidating Trust....       4,314,037     4,044,410
       * MBO Properties Inc.......................         167,437       376,733
       * MCorp Financial Trust, Claim Units.......          64,189       437,446
       * MCorp Trust, Claim Units.................          64,172       151,061
       * Roeser & Pendelton.......................           2,800         3,629
                                                                    ------------
                                                                       6,393,165
                                                                    ------------
UNITED STATES GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS (22.38%)
U.S. Government Agency Obligations (2.32%)
         Federal Home Loan Bank System,
          5.010%, 2/28/97.........................      25,000,000    24,986,525
          5.106%, 2/23/98.........................      25,000,000    24,820,000
          5.637%, 3/13/98.........................      50,000,000    49,917,500
         Federal Home Loan Mortgage Corp,
          5.170%, 3/24/97.........................      14,000,000    13,990,256
         Federal National Mortgage Association,
          5.860%, 7/03/97.........................      31,000,000    31,069,688
         Tennessee Valley Authority, 6.000%,
          1/15/97 ................................       8,500,000     8,501,581
                                                                    ------------
                                                                     153,285,550
                                                                    ------------
 U.S. Government Agency Discount Notes (20.06%)
         Federal Home Loan Bank System,
          5.350%, 1/06/97.........................       3,500,000     3,497,399
          5.280%, 1/08/97.........................       5,000,000     4,994,866
          5.240%, 1/13/97.........................       9,000,000     8,984,280
          5.240%, 1/15/97.........................       3,000,000     2,993,887
          5.230%, 1/21/97.........................      20,000,000    19,941,889
          5.450%, 1/24/97.........................      12,000,000    11,958,217
          5.210%, 1/28/97.........................      13,000,000    12,949,202
          5.260%, 1/31/97.........................      24,000,000    23,894,800

                                                         Principal       Value
                                                           Amount      (Note A)
                                                        -----------  -----------
          5.330%, 2/05/97.........................     $ 7,250,000   $ 7,212,431
          5.250%, 2/10/97.........................      12,000,000    11,930,000
          5.210%, 2/13/97.........................       2,300,000     2,285,687
          5.270%, 2/13/97.........................       8,500,000     8,446,495
          5.240%, 2/14/97.........................      11,000,000    10,929,551
          5.240%, 2/20/97.........................      16,500,000    16,379,917
          5.230%, 2/21/97.........................       3,000,000     2,977,772
          5.320%, 2/26/97.........................       4,500,000     4,462,760
          5.400%, 3/03/97.........................      10,500,000    10,403,925
          5.500%, 3/03/97.........................      21,735,000    21,536,125
          5.410%, 3/04/97.........................      12,750,000    12,634,498
          5.420%, 3/04/97.........................      10,000,000     9,909,410
          5.500%, 3/04/97.........................       8,765,000     8,685,598
          5.180%, 3/05/97.........................      20,000,000    19,811,700
          5.490%, 3/12/97.........................      10,000,000     9,895,390
          5.220%, 3/26/97.........................      15,000,000    14,815,905
          5.640%, 4/04/97.........................      24,500,000    24,167,094
          5.600%, 4/07/97.........................      18,000,000    17,745,120
          5.520%, 4/09/97.........................      10,000,000     9,856,810
          5.280%, 4/10/97.........................       2,000,000     1,970,576
          5.210%, 4/14/97.........................      14,000,000    13,768,931
          5.510%, 4/24/97.........................      11,500,000    11,310,124
          5.290%, 4/30/97.........................       8,000,000     7,860,904
          5.540%, 5/06/97.........................      10,300,000    10,112,952
          5.430%, 5/09/97.........................      25,000,000    24,535,100
          5.180%, 5/12/97.........................      14,500,000    14,224,051
          5.320%, 5/23/97.........................      15,000,000    14,690,565
          5.580%, 5/27/97.........................      36,500,000    35,725,799
          5.140%, 5/29/97.........................      19,000,000    18,591,481
          5.320%, 6/03/97.........................       8,000,000     7,822,520
          5.150%, 6/09/97.........................      25,000,000    24,430,250
          5.540%, 6/12/97.........................       2,000,000     1,953,020
          5.245%, 6/20/97.........................      13,955,000    13,608,372
          5.260%, 6/23/97.........................      10,000,000     9,749,150
          5.310%, 6/23/97.........................       2,500,000     2,437,287
          5.320%, 6/23/97.........................       7,500,000     7,311,863
          5.330%, 6/09/97.........................       6,000,000     5,849,490
          5.140%, 7/30/97.........................      15,000,000    14,540,625
          5.120%, 8/04/97.........................      34,000,000    32,933,964
          5.170%, 8/08/97.........................      21,000,000    20,339,529
          5.110%, 8/12/97.........................      22,300,000    21,594,116
          5.150%, 9/05/97.........................      10,000,000     9,639,790
          5.190%, 9/26/97.........................       9,000,000     8,652,267

         Federal Home Loan Mortgage Corp.,........
          5.190%, 1/03/97.........................       2,300,000     2,299,337

                                                         Principal       Value
                                                           Amount      (Note A)
                                                        -----------  -----------
          5.420%, 2/07/97.........................     $20,000,000   $19,888,589
          5.200%, 8/15/97.........................       7,000,000     6,771,492

        Federal National Mortgage Association,
          5.500%, 1/14/97.........................      11,000,000    10,978,153
          5.190%, 1/16/97.........................       3,000,000     2,993,513
          5.230%, 1/17/97.........................      15,000,000    14,965,133
          5.230%, 1/21/97.........................       7,400,000     7,378,499
          5.240%, 1/21/97.........................       6,000,000     5,982,533
          5.270%, 1/28/97.........................       7,000,000     6,972,333
          5.220%, 2/03/97.........................       9,000,000     8,956,935
          5.220%, 2/04/97.........................      14,500,000    14,428,515
          5.225%, 2/10/97.........................      13,000,000    12,924,528
          5.225%, 2/18/97.........................       5,500,000     5,461,683
          5.250%, 2/19/97.........................      12,000,000    11,914,250
          5.290%, 2/27/97.........................       8,500,000     8,428,805
          5.300%, 3/10/97.........................      18,000,000    17,817,084
          5.370%, 3/17/97.........................      16,300,000    16,117,310
          5.170%, 3/19/97.........................      25,000,000    24,718,725
          5.260%, 4/03/97.........................       9,700,000     9,568,623
          5.330%, 4/11/97.........................       9,300,000     9,164,118
          5.220%, 4/17/97.........................      10,000,000     9,845,120
          5.190%, 4/21/97.........................      15,000,000    14,758,920
          5.280%, 4/28/97.........................       1,500,000     1,474,358
          5.160%, 4/29/97.........................       2,700,000     2,653,449
          5.150%, 5/02/97.........................       4,200,000     4,124,475
          5.150%, 5/05/97.........................       9,000,000     8,837,874
          5.420%, 5/09/97.........................      25,500,000    25,018,560
          5.500%, 5/13/97.........................       4,500,000     4,413,704
          5.500%, 5/15/97.........................      10,500,000    10,295,595
          5.240%, 5/16/97.........................      14,500,000    14,215,626
          5.230%, 5/19/97.........................      13,000,000    12,733,396
          5.465%, 6/02/97.........................      31,500,000    30,805,740
          5.150%, 6/05/97.........................      35,000,000    34,213,375
          5.240%, 6/10/97.........................      31,000,000    30,280,800
          5.570%, 6/13/97.........................       5,000,000     4,880,920
          5.490%, 6/17/97.........................       7,300,000     7,123,231
          5.240%, 6/30/97.........................      14,000,000    13,634,600
          5.250%, 6/30/97.........................       7,000,000     6,817,300
          5.260%, 7/08/97.........................      13,900,000    13,521,086
          5.420%, 7/11/97.........................      28,800,000    28,002,384
          5.120%, 7/18/97.........................      20,000,000    19,422,500
          5.150%, 7/22/97.........................      34,800,000    33,774,861
          5.160%, 7/24/97.........................       8,300,000     8,053,075
          5.265%, 8/08/97.........................      15,000,000    14,520,945

                                                      Number of
                                                   Shares, Contracts
                                                      or Principal      Value
                                                         Amount        (Note A)
                                                      -----------    -----------
          5.120%, 8/18/97.........................    $13,100,000  $  12,662,512
          5.130%, 8/22/97.........................     10,000,000      9,660,210
          5.300%, 9/08/97.........................     68,000,000     65,492,500
          5.130%, 9/18/97.........................     12,400,000     11,924,906
          5.120%, 9/19/97.........................      5,000,000      4,814,400
                                                                   -------------
                                                                   1,322,660,034
                                                                   -------------
     OPTIONS (0.47%)
    (R)* Cityscape Financial Corp.,
          Jan/20/Call ............................      1,311,000     30,972,375
                                                                   -------------
         TOTAL INVESTMENTS IN
          SECURITIES (99.83%) ....................                $6,583,663,455
                                                                   =============
     SECURITIES SOLD SHORT (0.40%)
       * Arch Communications Group,
          0%, 3/15/08... .........................    $ 2,100,000  $   1,212,750
       * J.C. Penney Co. Inc......................        144,900      7,063,875
       * Safeway Inc..............................        411,600     17,595,900
                                                                   -------------
                                                                      25,872,525
                                                                   -------------
     WHEN ISSUED SECURITIES SOLD (0.13%)
       * Covance Inc..............................         59,000      1,239,000
       * NCR Corp.................................        176,700      5,897,363
       * Quest Diagnostics Inc....................         93,300      1,411,163
                                                                   -------------
                                                                       8,547,526
                                                                   -------------
         TOTAL SECURITIES SOLD SHORT
          AND WHEN ISSUED
          SECURITIES SOLD
          (0.53%) ................................                   $34,420,051
                                                                   =============
     OPTIONS WRITTEN
       * Boeing Co., May/100/Put..................           425        $130,156
                                                                   =============
     * Non-income producing securities
     (A) Affiliated issuers
     (R) Restricted securities

          The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.

Currency Type Abbreviations:

Principal amount is stated in United States dollars unless otherwise noted

ECU - European Currency Unit
BEF - Belgium franc
GBP - British pound
CAD - Canadian dollar
NLG - Dutch guilder
FRF - French franc
DEM - German Deutsche mark
JPY - Japanese yen
NOK - Norwegian krone
ITL - Italian Lira
SEK - Swedish krona
CHF - Swiss franc


Distribution of investments by country:

As a percentage of total investments in securities

United States.........................................................    84.8%
United Kingdom........................................................     5.4%
Sweden................................................................     5.4%
Netherlands...........................................................     1.7%
Other (individually less than 1%).....................................     2.7%
                                                                        ------
Total.................................................................   100.0%
                                                                        ======

                        See notes to financial statements

                               MUTUAL SHARES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996

                                     ASSETS
Investments in Securities, at Value
     Unaffiliated Issuers (Cost $4,915,314,976) .....................................  $5,930,209,382
     Controlled Affiliated Issuers (Cost $62,358,380) ...............................      69,380,204
     Non Controlled Affiliated Issuers (Cost $239,973,677) ..........................     584,073,869  $ 6,583,663,455
                                                                                       ---------------
Cash ................................................................................                        9,226,503
Receivables:
     Investment Securities Sold .....................................................                       55,209,282
     Capital Stock Subscribed .......................................................                       10,291,698
     Dividends ......................................................................                        5,968,298
     Interest .......................................................................                        4,301,983
     Other ..........................................................................                          914,342
     Fee Reimbursed .................................................................                          967,446
Deposits with Brokers for Securities Sold Short .....................................                        4,337,110
                                                                                                       ---------------
         TOTAL ASSETS ...............................................................                    6,674,880,117
                                                                                                       ---------------
                                   LIABILITIES
Payables:
     Investment Securities Purchased ................................................                       33,271,660
     Net Payable for Foreign Currency Exchange Contracts ............................                        4,698,284
     Investment Advisory Fee ........................................................                        3,212,553
     Capital Stock Repurchased ......................................................                        2,718,108
     Accrued Expenses and Other Liabilities .........................................                        1,859,381
Securities Sold Short and When Issued Securities Sold Short, at Value
     (Proceeds Receivable $35,202,106) ..............................................                       34,420,051
Outstanding Options Written, at Value (Premium Received $184,656) ...................                          130,156
                                                                                                       ---------------
         TOTAL LIABILITIES ..........................................................                       80,310,193
                                                                                                       ---------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK ..................................                  $ 6,594,569,924
                                                                                                       ===============
                            COMPOSITION OF NET ASSETS
Paid in Capital .....................................................................                  $ 5,143,648,102
Distributed in Excess of Net Investment Income ......................................                       (3,613,636)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions ......                       92,299,922
Net Unrealized Appreciation of Investments, Securities Sold Short and Options Written                    1,366,852,977
Net Unrealized Depreciation of Foreign Currency Exchange Contracts and Dividends ....                       (4,617,441)
                                                                                                       ---------------
         TOTAL NET ASSETS ...........................................................                  $ 6,594,569,924
                                                                                                       ===============
Class Z
     Net asset value per share (Offering and Redemption Price Per Share)
         ($6,543,063,383 / 70,472,770 shares outstanding) ...........................                  $         92.85
                                                                                                       ===============
Class I
     Net asset value per share ($34,633,813 / 373,178 shares outstanding) ...........                  $         92.81
                                                                                                       ===============
     Maximum Offering Price ($92.81 / 95.50%) .......................................                  $         97.18
                                                                                                       ===============
Class II
     Net asset value per share ($16,872,728 / 181,853 shares outstanding) ...........                  $         92.78
                                                                                                       ===============
     Maximum offering price ($92.78 / 99.0%) ........................................                  $         93.72
                                                                                                       ===============

See notes to financial statements.

                               MUTUAL SHARES FUND
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
Income:
     Dividends -- Unaffiliated Issuers
       (Net of Foreign Withholding-- $2,709,315) ............................  $134,441,203
     Dividends-- Non Controlled Affiliated Issuers
       (Net of Foreign Withholding-- $48,674) ...............................    14,013,469
     Interest ...............................................................    72,882,658
                                                                               ------------
TOTAL INCOME ................................................................                   $221,337,330
Expenses:
     Investment Advisory Fees ...............................................    35,687,092
     Shareholder Servicing Costs ............................................     2,980,646
     Administrative .........................................................     2,513,342
     Distribution Fees
       Class I ..............................................................         7,973
       Class II .............................................................        10,314
     Custodian Fees .........................................................       390,735
     Registration and Filing Fees ...........................................       224,858
     Shareholder Reports ....................................................       194,615
     Legal Fees .............................................................       185,275
     Auditing Fees ..........................................................       140,217
     Insurance ..............................................................       126,131
     Directors' Fees and Expenses ...........................................        78,861
     Miscellaneous ..........................................................        75,463
                                                                               ------------
TOTAL EXPENSES ..............................................................                     42,615,522
                                                                                             ---------------
     Less Expenses Reimbursed ...............................................                       (967,446)
     TOTAL EXPENSES LESS REIMBURSEMENT ......................................                     41,648,076
                                                                                             ---------------
                NET INVESTMENT INCOME .......................................                    179,689,254
                                                                                             ---------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net Realized Gain on Investments and Foreign Currency Transactions
       in Unaffiliated Issuers ..............................................                    478,015,197
     Net Realized Gain on Investments
       in Non Controlled Affiliated Issuers .................................                        125,811
     Net Realized Loss on Securities Sold Short .............................                    (11,715,019)
     Net Realized Gain on Options Written ...................................                        367,153
     Change in Unrealized Appreciation of Investments, Securities Sold Short,
       Options Written and Foreign Currency Transactions ....................                    478,415,187
                                                                                             ---------------
                NET GAIN ON INVESTMENTS .....................................                    945,208,329
                                                                                             ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................................                $ 1,124,897,583
                                                                                             ===============

See notes to financial statements.

                               MUTUAL SHARES FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                Year Ended December 31,
                                                                                1996              1995
                                                                         ---------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net Investment Income ............................................  $   179,689,254   $   113,283,268
     Net Realized Gain on Investments and Foreign Currency Transactions      466,793,142       711,760,828
     Change in Unrealized Appreciation of Investments .................      478,415,187       311,202,838
                                                                         ---------------   ---------------

         NET INCREASE IN NET ASSETS
            FROM OPERATIONS ...........................................    1,124,897,583     1,136,246,934
                                                                         ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net Investment Income
       Class Z ........................................................     (161,313,930)     (102,773,385)
       Class I ........................................................         (548,439)             --
       Class II .......................................................         (259,046)             --
     Net Realized Gain on Investments
       Class Z ........................................................     (560,755,894)     (674,837,860)
       Class I ........................................................       (1,352,354)             --
       Class II .......................................................         (652,745)             --
                                                                         ---------------   ---------------
         TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................     (724,882,408)     (777,611,245)
                                                                         ---------------   ---------------
CAPITAL STOCK TRANSACTIONS:
       Class Z ........................................................      911,577,294     1,125,212,286
       Class I ........................................................       35,916,388              --
       Class II .......................................................       17,487,150              --
                                                                         ---------------   ---------------
NET INCREASE IN NET ASSETS ............................................    1,364,996,007     1,483,847,975
NET ASSETS:
     Beginning of Year ................................................    5,229,573,917     3,745,725,942
                                                                         ---------------   ---------------
     End of Year -- Including Distributions in Excess of Net Investment
       Income of $3,613,636 and $12,074,214, respectively .............  $ 6,594,569,924   $ 5,229,573,917
                                                                         ===============   ===============

See notes to financial statements

                               MUTUAL SHARES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

      Mutual Shares Fund is a portfolio of Franklin Mutual Series Fund Inc. (the "Series Fund"), which is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Series Fund currently consists of five portfolios: Mutual Shares Fund, Mutual Qualified Fund, Mutual Beacon, Mutual Discovery Fund and Mutual European Fund. Each of these portfolios is considered to be a separate entity for financial reporting and Federal income tax purposes. The financial statements and notes include operations with respect to Mutual Shares Fund (the "Fund") only.

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      Security Valuation: Investments in securities and securities sold short that are listed on an exchange or the NASDAQ national market or other securities traded in the over-the-counter market are valued at the last reported sales price on the day of valuation; however, if there are no sales on that day, such securities are valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by management under the direction of the Board of Directors. Fair value reflects what management believes is the bid price for the securities and is based on estimates and assumptions deemed relevant under the circumstances. Actual results could differ from these estimates. Temporary investments are valued at the prevailing market value.

      Restricted Securities: The Fund invests in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by management under the direction of the Board of Directors. It is the Fund's policy that no more than 15%, as determined at the time of investment, of the value of the Fund's assets be invested in restricted securities.

      Foreign Securities: The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing on the day of valuation. Purchases and sales of foreign securities, as well as income and expenses relating to such securities, are converted at the prevailing rate of exchange on the respective date of such transactions.

      Foreign Exchange Contracts: The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in foreign currencies against fluctuations in relative value. Foreign Exchange contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Options Written: When the Fund writes an option, the premium received is recorded as a liability with subsequent daily adjustment to current market value. When the Fund enters into a closing transaction or the option expires or is exercised, the Fund realizes a gain or loss, and the liability is eliminated. All securities covering outstanding options are held in a segregated account by the custodian bank.

      Securities Sold Short: The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

                               MUTUAL SHARES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

      The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a cash deposit with the broker having a value equal to a specified percentage of the value of the securities sold short.

      Securities Transactions and Investment Income: Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income, including original issue discount, where applicable, is recorded on the accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

      Dividends and Distributions to Shareholders: Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Federal Income Taxes: The Fund qualifies, and intends to continue to meet the requirements for qualification, as a regulated investment company, as defined in applicable sections of the Internal Revenue Code ("Code"). By complying with Code provisions, the Fund is relieved from Federal income tax provided that substantially all of its taxable income is distributed to shareholders. Therefore, no Federal income tax provision has been provided.

NOTE B -- MERGER OF HEINE SECURITIES AND FRANKLIN RESOURCES

      On October 31, 1996, pursuant to an agreement between Franklin Resources, Inc. ("FRI") and Heine Securities Corporation ("Heine"), the investment adviser, the assets of Heine were acquired by Franklin Mutual Advisers, Inc. ("FMA"), a subsidiary of FRI. FMA became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

NOTE C -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Certain officers of the Fund are also directors or officers of FMA, Franklin Templeton Distributors, Inc. ("FTD") and Franklin Templeton Investor Services, Inc. ("FTIS"), the Fund's investment adviser, principal underwriter for Class I and II, and transfer agent, respectively.

      For the period ended December 31, 1996, the Advisers received fees of $35,687,092 for investment management and advisory services under the investment advisory agreements. The fee was paid monthly based on average daily net assets at the annual rate of six-tenths of one percent. Prior to November 1, 1996, administrative personnel and services were provided at approximate cost by Heine. On November 1, 1996 Franklin Templeton Services, Inc. ("FTSI") became the Fund's administrative manager. The Fund pays FTSI monthly its allocated share of an administrative fee of 0.15% per annum on the first $200 million of the Series Fund's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million and 0.075% per annum of such average net assets in excess of $1.2 billion. The Fund paid FTSI fees of $840,707 through December 31, 1996. In connection with the merger, FRI and FMA agreed through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions and expenses of an extraordinary nature. The Franklin Group and FMA have also voluntarily reimbursed the Fund for additional 1996 expenses of $341,119. The total of all reimbursements is set forth in the statement of operations. For the period ended December 31, 1996, FTD received net commissions of $99,326 from the sale of the Fund's shares and FTIS received fees of $591,146.

                               MUTUAL SHARES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

      Clearwater Securities, Inc. ("Clearwater") is a registered securities dealer which is owned by Michael F. Price, President of FMA. Through October 31, 1996, the Fund executed certain security transactions with Clearwater, and paid brokerage commissions totaling $755,142. Effective November 1, 1996, security transactions were no longer executed with Clearwater.

      Under the distribution plans for Class I and II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.35% and 1.00% per annum of the average daily net assets of Class I and II shares, respectively. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. There were no contingent deferred sales charges paid to FTD for the period ended December 31, 1996.

NOTE D -- INVESTMENT TRANSACTIONS

      Purchases and proceeds from the sale of investment securities (excluding short-term investments) for the year ended December 31, 1996 aggregated $3,077,044,487 and $2,853,815,553, respectively.

      For Federal income tax purposes, the identified cost of investments at December 31, 1996 was $5,220,152,733. Net unrealized appreciation for all securities at December 31, 1996, based on Federal income tax cost, amounted to $1,363,510,722, consisting of aggregate gross unrealized appreciation of $1,427,909,658 and aggregate gross unrealized depreciation of $64,398,936.

      Transactions in options written during the year ended December 31, 1996 were as follows:

                                                         Principal
                                                         Amount or
                                                         Number of
                                                         Contracts    Premium
                                                         --------   -----------
      Options outstanding at December 31, 1995 ..             110   $    13,832
      Options written ...........................         141,850     1,001,843
      Options expired ...........................        (138,770)     (329,825)
      Options terminated in closing transactions           (1,190)     (199,833)
      Options exercised .........................          (1,575)     (301,361)
                                                         --------   -----------
      Options outstanding at December 31, 1996 ..             425   $   184,656
                                                         ========   ===========

NOTE E -- RESTRICTED SECURITIES

      A summary of the restricted securities held at December 31, 1996 follows:

                                                                      Acquisition
Name of Issuer                                                           Date         Value
-------------                                                          ---------  -------------
Common Stock & Other Equity Interests
   Kendall International, Inc., Residual Ownership Certificates ......  7/06/92   $      5,859
   Lancer Industries, Inc., Class B ..................................  8/11/89         43,591
   MSCW Investors I, L.L.C ...........................................  12/27/95    69,380,204
   Sunbeam Corp. .....................................................  2/23/90    246,457,058
Preferred Stock
   Interlake Corp., 9.00%, Series A3 Conv. Pfd. ......................  6/17/92      2,163,399
   Lancer Industries, Inc., Series C Pfd. ............................  8/11/89     11,551,284
                                                                                  ------------
Option
   Cityscape Financial Corp., January/20/Call ........................  11/25/96    30,972,375
                                                                                  ------------
Total restricted securities: (Cost $115,302,424) (5.47% of Net Assets)            $360,573,770
                                                                                  ============

                               MUTUAL SHARES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE F -- INVESTMENT IN AFFILIATES*

                                     Balance of Shares                  Gross Sales Balance of Shares   Value       Dividend Income
                                       Held Dec. 31,   Gross Purchases     and        Held Dec. 31,    Dec. 31,      Jan. 1-Dec. 31,
Name of Issuer:                             1995        and Additions   Reductions        1996           1996             1996
----------------------------------   ----------------- ---------------  ----------- -----------------  --------     ----------------
Controlled Affiliates**
MSCW Investors I, L.L.C ..........       40,500,000            --            --       40,500,000     $ 69,380,204            --
                                                                                                     ------------     -----------
  Total Controlled Affiliates ....                                                                   $ 69,380,204            --
                                                                                                     ============     ===========
Non Controlled Affiliates
Aerospace Creditors
   Liquidating Trust, Certificates
   of Beneficial Interest ........          279,703            --            --          279,703     $  1,013,923            --
Alexander's Inc. .................          386,000            --            --          386,000       30,542,250            --
Americana Hotels & Realty Corp. ..          325,300            --            --          325,300              ***            --
City Investing Co.,
   Liquidating Trust .............        4,314,037            --            --        4,314,037        4,044,410            --
FHP International Corp. ..........        2,121,100          22,200          --        2,143,300       79,570,013            --
Fab Industries, Inc. .............          218,500         112,600          --          331,100        9,105,250     $   212,065
Fund American Enterprise
   Holdings, Inc. ................          657,782            --            --          657,782       62,982,627         526,226
Genessee Corp., Class A ..........           15,911            --            --           15,911          672,240          28,640
Genessee Corp., Class B ..........          103,550            --            --          103,550        4,374,988         186,390
Health Systems International Inc.           916,000         610,400          --        1,526,400       37,778,400            --
Hexcel Corp. .....................        1,721,098            --            --        1,721,098              ***            --
Kreisler Manufacturing Corp. .....           54,470            --            --           54,470          241,711            --
Lancer Industries, Inc., Class B .                3            --            --                3           43,591            --
Lancer Industries, Inc.,
   Series C Pfd. .................          174,359            --            --          174,359       11,551,284      11,464,120
Management Assistance, Inc.,
   Liquidating Trust .............        1,358,500            --       1,358,500            ***              ***             ***
Seaboard Corp. ...................           76,450            --            --           76,450       20,335,700          76,450
Sunbeam Corp. ....................       11,260,174            --            --       11,260,174      246,457,058         450,407
Van Melle NV .....................          905,612          10,654          --          916,266       75,360,424       1,069,171
                                                                                                     ------------     -----------
  Total Non Controlled Affiliates                                                                    $584,073,869     $14,013,469
                                                                                                     ============     ===========

* Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which the Fund held 5% or more of the outstanding voting securities.
** Issuer in which the Fund owns 25% or more of the outstanding voting securities.
*** As of December 31, 1996 no longer an affiliate.

                               MUTUAL SHARES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE G -- FOREIGN CURRENCY EXCHANGE CONTRACTS

      At December 31, 1996, the Fund had various contracts which obligate the Fund to deliver currencies at specified future dates. Open contracts were as follows:

                                                                                                     Net Unrealized
               Contracts to Deliver    In Exchange for      Settlement Date          Value     Appreciation/(Depreciation)
               --------------------    ---------------      ---------------     -------------- ---------------------------
Sales
  BEF               205,495,000        $    6,613,936           2/07/97         $    6,478,518          $   135,418
  CAD               118,105,808            88,736,963           5/30/97             87,010,256            1,726,707
  CHF                44,538,697            34,045,135           3/10/97             33,501,873              543,262
  DEM                15,384,349            10,332,414           3/18/97             10,048,169              284,245
  FRF               202,494,241            39,270,078           2/28/97             39,181,981               88,097
  GBP                43,686,119            67,855,631           2/18/97             74,760,537           (6,904,906)
  GBP                35,000,000            58,049,250           3/18/97             59,851,225           (1,801,975)
  GBP                60,559,948            93,863,924           5/16/97            103,383,584           (9,519,660)
  GBP                35,000,000            57,876,000           6/18/97             59,690,435           (1,814,435)
  GBP                35,387,367            58,382,079           8/18/97             60,240,163           (1,858,084)
  ITL            11,952,322,917             7,795,410           1/02/97              7,884,118              (88,708)
  ITL            11,952,322,917             7,752,942           7/02/97              7,833,936              (80,994)
  JPY               534,000,000             4,976,701           3/19/97              4,660,294              316,407
  NLG               128,338,477            78,226,549           3/06/97             74,638,393            3,588,156
  NLG               125,991,363            75,180,187           3/17/97             73,328,171            1,852,016
  NOK               130,000,000            20,328,699           3/10/97             20,446,344             (117,645)
  NOK                74,696,402            11,527,223           6/09/97             11,798,413             (271,190)
  SEK               601,585,799            90,551,177           1/21/97             88,278,273            2,272,904
  SEK               310,636,543            46,817,866           2/18/97             45,640,687            1,177,179
  SEK               479,708,647            72,486,721           5/15/97             70,760,470            1,726,251
  SEK               542,166,407            82,140,203           7/21/97             80,219,030            1,921,173
  SEK               338,923,356            51,223,964           8/15/97             50,201,564            1,022,400
                                       --------------                           --------------          -----------
                                       $1,064,033,052                           $1,069,836,434           (5,803,382)
                                       ==============                           ==============          -----------
Purchases
                    $ 4,990,002  CHF        6,498,480           3/10/97            $ 4,888,137             (101,865)
                      3,808,001  FRF       20,000,000           2/28/97              3,869,935               61,934
                     20,495,161  GBP       12,895,849           5/16/97             22,014,865            1,519,704
                      7,804,324  ITL   11,952,322,917           1/02/97              7,884,118               79,794
                      3,785,624  NLG        6,340,920           3/17/97              3,690,476              (95,148)
                     13,005,496  SEK       86,179,293           1/21/97             12,646,175             (359,321)
                    -----------                                                    -----------          -----------
                    $53,888,608                                                    $54,993,706            1,105,098
                    ===========                                                    ===========          -----------
                                                                                                        $(4,698,284)
                                                                                                        ===========

Currency type abbreviations are explained on page 11.

                               MUTUAL SHARES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE H -- CAPITAL STOCK

      Effective November 1, 1996, the Fund offered three classes of shares:
Class Z, Class I and Class II. All Fund shares outstanding before that date were designated Class Z shares. All classes of shares have the same attributes, except for their initial sales load, distribution fees, voting rights affecting a single class and the exchange privilege of each class. At December 31, 1996, there were 300 million shares authorized ($0.001 par value). Transactions in capital stock were as follows:

                                                                             Class Z
                                                -------------------------------------------------------------------
                                                                      Year Ended December 31,
                                                -------------------------------------------------------------------
                                                          1996                                1995
                                               ------------------------------     ---------------------------------
                                                  Shares           Amount            Shares              Amount
                                                  ------           ------            ------              ------
Shares sold ..............................      8,816,934      $ 806,551,841        7,891,894      $   708,857,120
Shares issued in reinvestment of dividends      7,201,944        662,499,126        8,345,334          718,907,620
Shares redeemed ..........................     (6,037,372)      (557,473,673)      (3,348,189)        (302,552,454)
                                               ----------      -------------      -----------      ---------------
  Net Increase ...........................      9,981,506      $ 911,577,294       12,889,039      $ 1,125,212,286
                                               ==========      =============      ===========      ===============

                                                              Class I
                                                    ----------------------------
                                                          For the period
                                                         November 1, 1996
                                                       to December 31, 1996
                                                    ----------------------------
                                                     Shares            Amount
                                                     ------            ------
Shares sold ..................................       381,958       $ 36,900,354
Shares issued in reinvestment of dividends ...        17,819          1,639,210
Shares redeemed ..............................       (26,599)        (2,623,176)
                                                    --------       ------------
  Net Increase ...............................       373,178       $ 35,916,388
                                                    ========       ============

                                                              Class II
                                                    ----------------------------
                                                          For the period
                                                         November 1, 1996
                                                       to December 31, 1996
                                                    ----------------------------
                                                     Shares            Amount
                                                     ------            ------
Shares sold ..................................       174,376       $ 16,809,900
Shares issued in reinvestment of dividends ...         8,879            816,609
Shares redeemed ..............................        (1,402)          (139,359)
                                                    --------       ------------
  Net Increase ...............................       181,853       $ 17,487,150
                                                    ========       ============

      Effective January 31, 1997, there was a 5-for-1 stock split and authorized shares were increased to 1.5 billion.

                               MUTUAL SHARES FUND
                              FINANCIAL HIGHLIGHTS

  (Selected data for a share of capital stock outstanding throughout each year)

                                                                             Class Z
                                   -------------------------------------------------------------------------------------------------
                                                                     Year Ended December 31,
                                  --------------------------------------------------------------------------------------------------
                                   1996      1995      1994      1993      1992     1991      1990      1989        1988       1987
                                   ----      ----      ----      ----      ----     ----      ----      ----        ----       ----
Net Asset Value,
  Beginning of Year ............  $86.45    $78.69    $80.97    $73.36    $64.49    $56.39    $67.16    $67.77     $57.83    $60.43
                                  ------    ------    ------    ------    ------    ------    ------    ------     ------    ------
  Income from Investment
    Operations:
  Net Investment Income ........    2.77      1.99      1.34      1.41      1.55      2.04      3.32      4.03       2.64      2.23

  Net Gains or Losses on
    Securities (realized and
    unrealized) ................   14.80     20.51      2.28     13.89     12.07      9.69     (9.86)     6.00      14.98      1.78
                                  ------    ------    ------    ------    ------    ------    ------    ------     ------    ------
  Total from Investment
    Operations .................   17.57     22.50      3.62     15.30     13.62     11.73     (6.54)    10.03      17.62      4.01
                                  ------    ------    ------    ------    ------    ------    ------    ------     ------    ------
  Less Distributions:
  Dividends (from net investment
    income) ....................    2.48      1.93      1.34      1.38      1.59      2.00      3.34      4.09       2.63      2.52

  Distributions
    (from capital gains)  ......    8.69     12.81      4.56      6.31      3.16      1.63       .89      6.55       5.05      4.09
                                  ------    ------    ------    ------    ------    ------    ------    ------     ------    ------
    Total Distributions ........   11.17     14.74      5.90      7.69      4.75      3.63      4.23     10.64       7.68      6.61
                                  ------    ------    ------    ------    ------    ------    ------    ------     ------    ------
Net Asset Value,
  End of Year ..................  $92.85    $86.45    $78.69    $80.97    $73.36    $64.49    $56.39    $67.16     $67.77    $57.83
                                  ======    ======    ======    ======    ======    ======    ======    ======     ======    ======

Total Return* ..................   20.76%    29.11%     4.53%    21.00%    21.33%    20.99%    (9.82)%   14.93%     30.69%     6.34%
                                  ======    ======    ======    ======    ======    ======    ======    ======     ======    ======

Ratios/Supplemental Data:

Net Assets, End of Year
  (millions) ...................  $6,543    $5,230    $3,746    $3,527    $2,913    $2,640    $2,521    $3,403     $2,551    $1,685

Ratio of Expenses to
  Average Net Assets ...........     .70%++    .69%      .72%      .74%      .78%      .82%      .85%      .65%+      .67%+     .69%

Ratio of Net Investment Income
  to Average Net Assets ........    3.02%++   2.47%     1.80%     1.90%     2.18%     3.08%     4.88%     5.75%+     4.16%+    3.32%

Portfolio Turnover Rate ........   58.35%    79.32%    66.55%    48.78%    41.06%    47.89%    43.41%    71.54%     89.67%    77.72%

Average Commission Per Share ...   $.041      --        --        --        --        --        --        --         --        --

+ After reduction of expenses by the Investment Adviser. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been .67% and 5.55% in 1989 and .74% and 4.09% in 1988.
++ After reduction of expenses by the Investment Adviser as described in Note
   C. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been .72% and 3.00%, respectively.

                               MUTUAL SHARES FUND
                              FINANCIAL HIGHLIGHTS

 (Selected data for a share of capital stock outstanding throughout each period)

                                             Class I             Class II
                                        ------------------  -------------------
                                         For the period       For the period
                                        November 1, 1996+    November 1, 1996+
                                      to December 31, 1996  to December 31, 1996
                                        ------------------  -------------------
Net Asset Value,
  Beginning of Period ..................      $94.49             $94.49
                                             -------            -------
  Income from Investment Operations:
  Net Investment Income ................        1.03               0.97

  Net Gains or Losses on Securities
    (realized and unrealized) ..........        5.43               5.41
                                             -------            -------
  Total from Investment Operations .....        6.46               6.38
                                             -------            -------
  Less Distributions:
  Dividends (from net investment
    income) ............................        2.35               2.30

  Distributions (from capital gains) ...        5.79               5.79
                                             -------            -------
    Total Distributions ................        8.14               8.09
                                             -------            -------
Net Asset Value,
  End of Period ........................      $92.81             $92.78
                                             =======            =======

Total Return ...........................        6.91%a             6.82%b
                                             =======            =======

Ratios/Supplemental Data:

Net Assets, End of Year
  (millions) ...........................         $35                $17

Ratio of Expenses to
  Average Net Assets ...................        1.09%**            1.71%**

Ratio of Net Investment Income
  to Average Net Assets ................        2.44%**            1.69%**

Portfolio Turnover Rate ................       58.35%             58.35%

Average Commission Per Share ...........      $0.041             $0.041

a Total return does not reflect sales commissions. Not annualized for periods of less than one year.
b Total return does not reflect sales commissions, or the deferred contingent sales charges. Not annualized for periods of less than one year.
** Annualized. After reduction of expenses by the Investment Adviser as described in Note C. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been 1.18% and 2.35%, respectively for Class I and 1.80% and 1.60%, respectively for Class II.
+  Commencement of offering of sale.

                        FRANKLIN MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078
                           1-800-448-3863 201-912-2100

                               BOARD OF DIRECTORS
                           Michael F. Price (Chairman)
                             Edward I. Altman, Ph.D.
                                 Ann Torre Grant
                              Andrew H. Hines, Jr.
                               Peter A. Langerman
                               William J. Lippman
                               Bruce A. MacPherson
                                Fred R. Millsaps
                                  Leonard Rubin
                                Barry F. Schwartz
                           Vaughn R. Sturtevant, M.D.
                                 Robert E. Wade

                                    OFFICERS
                           Michael F. Price, President
                    Peter A. Langerman, Exec. Vice President
                        Jeffrey A. Altman, Vice President
                       Robert L. Friedman, Vice President
                          Raymond Garea, Vice President
                       Lawrence N. Sondike, Vice President
                            James R. Baio, Treasurer
                      Stuart C. Pistol, Assistant Treasurer
                     Liz Cohernour, Gen. Counsel & Secretary
                      Larry L. Greene, Assistant Secretary
                         Lily Simo, Assistant Secretary
                     Karen L. Skidmore, Assistant Secretary

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, Ma. 02116

                                     COUNSEL
                      Skadden, Arps, Slate, Meagher & Flom
                                919 Third Avenue
                              New York, N.Y. 10022

                                    CUSTODIAN
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, Ma. 02110

                                 TRANSFER AGENT
                   Franklin Templeton Investor Services, Inc.

                              PRINCIPAL UNDERWRITER
                      Franklin Templeton Distributors, Inc.